SHARE-BASED COMPENSATION (Details) ¥ in Thousands										12 Months Ended
	Jul. 01, 2023 $ / shares shares	Jan. 01, 2023 $ / shares shares	Jul. 01, 2022 $ / shares shares	Jan. 01, 2022 $ / shares shares	Jul. 01, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jul. 01, 2019 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Jul. 01, 2017 shares	Sep. 30, 2015 shares
Nonemployees
SHARE-BASED COMPENSATION
Recognized deemed dividend | ¥										¥ 3,698		¥ 38,168		¥ 23,223
Employees | General and administrative expenses
SHARE-BASED COMPENSATION
Recognized compensation expenses | ¥										¥ 6,752		¥ 22,135		¥ 19,089
Employee and Non-employee RSUs
Number of Restricted Shares
Unvested at beginning of the period (in shares)		3,203,830		2,639,196						3,203,830		2,639,196
Granted (in shares)										909,842		10,922,272
Vested (in shares)										(1,349,098)		(9,442,362)
Forfeited (in shares)										(604,826)		(915,276)
Unvested at end of the period (in shares)										2,159,748		3,203,830		2,639,196
Weighted-Average Grant-Date Fair Value
Unvested at beginning of the period (in dollars per share) | $ / shares		$ 1.48		$ 3.18							$ 1.48		$ 3.18
Granted (in dollars per share) | $ / shares											0.90		0.89
Vested (in dollars per share) | $ / shares											1.62		1.15
Forfeited (in dollars per share) | $ / shares											1.42		2.74
Unvested at end of the period (in dollars per share) | $ / shares											$ 1.17		$ 1.48
The 2015 Share Incentive Plan | Employee and Non-employee RSUs
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance																3,939,100
The 2017 Share Incentive Plan | Employee and Non-employee RSUs
SHARE-BASED COMPENSATION
Approximate percentage of vested shares									20.00%
Number of Restricted Shares
Granted (in shares)									43,386
Weighted-Average Grant-Date Fair Value
Vested (in dollars per share) | $ / shares									$ 6.92
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Maximum
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance															6,060,900
Vesting period									4 years
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)									43,386
The 2020 Share Incentive Plan | Employee and Non-employee RSUs
SHARE-BASED COMPENSATION
Vesting period	3 years	3 years
Approximate percentage of vested shares		30.20%	79.50%	3.10%				15.40%
Number of Restricted Shares
Granted (in shares)	430,028	479,814	10,754,250	168,022	1,381,350	1,830,024	143,560	2,592,140
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares	$ 1.14	$ 0.69	$ 0.88	$ 1.43	$ 2.79	$ 3.01	$ 1.67	$ 2.07
The 2020 Share Incentive Plan | Employee and Non-employee RSUs | Maximum
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance								18,560,000
Vesting period			3 years	3 years		3 years	3 years	3 years
The 2020 Share Incentive Plan | Employee and Non-employee RSUs | Nonemployees | Related Party | CreditEase and its consolidated subsidiaries and VIEs
Number of Restricted Shares
Granted (in shares)	192,474	287,020	7,120,948	88,290	933,652	769,560	3,648	502,416
The 2020 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)	237,554	192,794	3,633,302	79,732	447,698	1,060,464	139,912	2,089,724